Acquisition of GCI	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition of GCI

3.       Acquisition of GCI:

On March 13, 2018, the Company acquired the remaining 89.2% of equity interest in GCI from affiliates of The Carlyle Group and the minority owners of GCI. GCI’s fleet of 18 containerships, including two newbuilds, was comprised of 10000 TEU and 14000 TEU eco-class vessels.

The aggregate purchase price was $498,050,000, comprised of:

Cash	$331,904
1,986,449 of the Company's Series D preferred shares	47,158
2,514,996 of the Company's Class A common shares	13,908
Settlement of intercompany balances	41,279
Carrying value of previously held equity interest	61,891
Transaction fees	1,910
Aggregate purchase price	$498,050

Under the Agreement and Plan of Merger (the “Merger Agreement”), $10,000,000 was deposited in escrow for settlement of potential indemnifiable damages.  If there are no claims for indemnification, the escrowed amount will be released within two business days after March 13, 2019.

The value of the Company’s Series D preferred shares and Class A common shares was determined based on the closing market price of those shares on March 13, 2018, the date the acquisition closed. The initial holders of the 1,986,449 Series D preferred shares have a right commencing on September 13, 2019 and ending on October 13, 2019 to cause the Company to repurchase any of these shares they hold at that time for a price of $24.84 per share. Therefore, these Series D preferred shares are recorded as temporary equity.

The Company incurred $1,910,000 of acquisition-related costs that have been capitalized as a cost of the net assets acquired.

The Company accounted for the transaction as an asset acquisition as substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable group of similar identifiable assets.

Accordingly, the consideration has been allocated on a relative fair value basis to the assets acquired and liabilities assumed.

The following table summarizes the value attributed to the identifiable assets acquired and liabilities assumed;

Cash and cash equivalents	$70,121
Current assets	5,316
Vessels	1,369,628
Vessels under construction	28,924
Other assets	107,407
Total assets acquired	1,581,396
Debt assumed	1,038,081
Current liabilities	31,115
Other long-term liabilities	14,150
Net assets acquired	$498,050

As part of the acquisition, the Company purchased certain identifiable contracts (time charters) which had an estimated useful life of 5.3 years and is recorded in Other Assets and Other Long-Term Liabilities.